Shareholder Fees {- Fidelity Sustainable U.S. Equity ETF}	Nov. 29, 2022 USD ($)
09.30 Fidelity Sustainable U.S. Equity & Women's Leadership ETFs - Combo PRO-08 | Fidelity Sustainable U.S. Equity ETF
Shareholder Fees:
(fees paid directly from your investment)	none